INCOME TAXES - Deferred tax assets (liabilities) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
INCOME TAXES
Increase in Deferred tax assets	$ 5,759,014
Deferred tax assets	7,690,691	$ 1,931,677
Increase in Deferred tax liabilities	(5,759,014)
Deferred tax liabilities	(7,690,691)	(1,931,677)
Lease obligations
INCOME TAXES
Deferred tax assets	7,813,453	1,988,191
Non-capital loss carry forwards
INCOME TAXES
Deferred tax assets	18,152,464	5,724,607
Shareholder loans
INCOME TAXES
Deferred tax assets	3,603	3,603
Start-up Costs - USA
INCOME TAXES
Deferred tax assets	143,099	193,632
Intangible assets
INCOME TAXES
Deferred tax assets	58,187
Share issuance costs
INCOME TAXES
Deferred tax assets	2,336,994	2,556,783
Less: Valuation Allowance
INCOME TAXES
Less: Valuation Allowance	(20,817,109)	(8,535,139)
Right-of-use assets
INCOME TAXES
Deferred tax liabilities	(7,346,180)	(1,889,038)
Property, plant and equipment
INCOME TAXES
Deferred tax liabilities	$ (344,511)	$ (42,639)